Acquisitions (Tables)	3 Months Ended
Mar. 31, 2021
Motion Tech Automation, LLC
Acquisitions
Acquired Definite-lived Intangible Assets
The preliminary fair value and weighted average useful lives of the acquired definite-lived intangible assets are as follows:

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Technologies	$2.3	9
Customer relationships	1.0	9
Trade names	1.0	5
Total	$4.3